Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Document Creation Date	dei_DocumentCreationDate	May 31, 2019